Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 21, 2015 JPY (¥) ¥ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 JPY (¥)
Debt Instrument [Line Items]
Short-term borrowings				¥ 149,272		¥ 62,008
Securities pledged as collateral				34,749
Long-term debt including current portion				744,273		871,604
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson | $			$ 1,365
Repayment of unsecured debt | $		$ 682
Unsecured debt, outstanding | $					$ 683
Unused committed lines of credit				¥ 523,043
Period up to which company can borrow under committed lines of credit				180 days
Commercial paper programs				¥ 838,040
Period up to which company can issue Commercial paper programs				270 days
Minimum
Debt Instrument [Line Items]
Unsecured bank loan maturity term			6 years
Maximum
Debt Instrument [Line Items]
Unsecured bank loan maturity term			10 years
Repurchase agreement, weighted average interest rate 0.01%
Debt Instrument [Line Items]
Securities pledged as collateral				¥ 48,691
Short-term borrowings				62,805
Repurchase agreement, weighted average interest rate 0.01% | Securities Pledged as Collateral
Debt Instrument [Line Items]
Short-term borrowings				62,805
Secured 0.10% loans, due 2016 to 2019
Debt Instrument [Line Items]
Securities pledged as collateral				44,241
Long-term debt including current portion				40,000		¥ 20,000
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 120,000			¥ 120,000
Debt instrument interest rate	130.00%
Stock acquisition rights, start date	Sep. 01, 2015
Conversion price per common share | ¥ / shares	¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares	¥ 25
Debt instrument outstanding percentage	100.00%
Debt instrument redeemable date	Jul. 21, 2020
Debt instrument conversion price percentage on consecutive trading days	130.00%
Debt instrument, convertible, consecutive trading days	20 days
Basis for conversion bonds outstanding	If the closing sales price per share of Sony's common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days.
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Stock acquisition rights, end date	Sep. 28, 2022
Unsecured zero coupon convertible bonds, due 2022 | Maximum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares	¥ 3,526.5